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May 1, 2003

                                                           VIA EDGAR TRANSMISION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

RE: Lincoln National Variable Annuity Fund A (Group)
    Registration No. 2-25618

Commissioners:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-3 with the Commission on April 11, 2003.

If there are any questions regarding this filing, please contact me at (260) 455- 6851.

Sincerely,

/s/ Robert Cucchiaro
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Robert Cucchiaro
Securities Specialist
Lincoln Life